Basis Of Presentation And Summary Of Significant Accounting Policies (Policy)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Basis Of Accounting, Policy

The preparation of financial statements in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States of America (the "U.S.") requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States (the "U.S.") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification").

Income Tax Uncertainties, Policy

The Income Taxes topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (the "Codification") clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust's open tax years, 2009 to 2012, for the U.S. Federal jurisdiction, the New York, Connecticut and Delaware state jurisdictions and the New York City jurisdiction, there are no uncertain tax positions. The Trust is treated as a limited partnership for federal and state income tax reporting purposes and therefore the unitholders in the trust ("Unitholders") are responsible for the payment of taxes.

Income Taxes — The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust's open tax years, 2009 to 2012, for the U.S. Federal jurisdiction, the New York, Connecticut and Delaware State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions. The Trust is treated as a limited partnership for federal and state income tax reporting purposes and therefore the Unitholders are responsible for the payment of taxes.